Income Taxes - Schedule of Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes		$ 669,635	$ 754,616	[1]
Canadian federal and provincial income tax rates		27.00%	27.00%
Income tax expense (recovery) based on above rates		$ 180,781	$ 203,746
Non-deductible portion of capital losses (non-taxable portion of capital gains)		(1,052)	0
Non-deductible stock based compensation and other		1,529	1,549
Differences in tax rates in foreign jurisdictions	[2]	(142,869)	(151,037)
Current period unrecognized temporary differences		2,787	4,491
Write down (reversal of write down) or recognition of prior period temporary differences		(40,667)	(59,018)
Total income tax expense (recovery) recognized in net earnings		$ 509	$ (269)	[1]

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.
[2]	During the year ended December 31, 2022, the Company’s subsidiaries generated net earnings of $532 million, as compared to $564 million during the comparable period of the prior year.